Cost of revenues (Details) - Cost of revenues [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue sharing fees and content costs	¥ 8,272,696	¥ 5,727,081	¥ 3,790,624
Bandwidth costs	967,436	695,839	651,652
Salary and welfare	323,623	237,063	232,497
Depreciation and amortization	117,293	128,639	173,048
Payment handling costs	104,772	72,953	67,474
Other taxes and surcharges	48,724	48,360	44,659
Share-based compensation	74,339	42,759	15,894
Other costs	108,251	73,708	127,582
Total	¥ 10,017,134	¥ 7,026,402	¥ 5,103,430